Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended
	Feb. 28, 2023	Feb. 28, 2023	Sep. 30, 2022	Jun. 30, 2023	Apr. 03, 2023	Mar. 21, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Outstanding promissory note					$ 734,300
Deemed dividend - increase in redemption value of Class A common stock subject to redemption			$ 2,722,935
Right to withdraw interest from the trust account waived	$ 100,000
Amount remained in the trust account				$ 44,645,404			$ 430,047,193	$ 425,037,665
Class A common stock
Subsequent Events
Number of shares redeemed	38,187,226
Amount removed from the trust account for redemption of shares	$ 387,600,000	$ 387,600,000
Redemption value per share	$ 10.15	$ 10.15
Amount remained in the trust account	$ 44,300,000	$ 44,300,000
Common stock, shares outstanding	4,312,774	4,312,774		0			0
Subsequent Events
Subsequent Events
Deemed dividend - increase in redemption value of Class A common stock subject to redemption		$ 10,412,500
Right to withdraw interest from the trust account waived	$ 100,000
Amount removed from the trust account for redemption of shares	387,600,000	387,600,000
Amount remained in the trust account	$ 45,100,000	$ 45,100,000
Subsequent Events | Sponsor | Unsecured promissory note
Subsequent Events
Working capital loan						$ 1,190,000
Subsequent Events | Class A common stock
Subsequent Events
Number of shares redeemed	38,187,226
Redemption value per share	$ 10.15	$ 10.15
Common stock, shares outstanding	4,312,774	4,312,774